Stradley Ronon Stevens & Young LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero
(215) 564-8528
jcorriero@stradley.com
April 7, 2025
VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Abacus FCF ETF Trust
File Nos. 333-198603 and 811-22995
Ladies and Gentlemen:
    Pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 87 under the 1933 Act and Amendment No. 88 under the Investment Company Act of 1940 (the “Amendment”) to the Registration Statement of Abacus FCF ETF Trust (the “Trust”). The Trust is filing the Amendment for the purpose of making certain changes to the name, underlying index, strategies and risks of the Abacus Tactical High Yield ETF (the “Fund”). The Amendment relates only to the Fund and does not affect the prospectuses and statements of additional information of the Trust’s other series.
    Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.
    If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Fabio Battaglia at (215) 564-8077.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero
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